Note 4 Application of results (Details) € in Millions	Dec. 31, 2021 EUR (€)
Application of results [Line Items]
Profit or loss for the year apllication of results	€ 1,080
Distribution of results
Interim dividends application of results	533
Dividend payables	€ 547